Expenses Classified by Nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Raw materials used	₩ 34,832,581	₩ 18,660,477	₩ 13,544,410
Salaries	5,471,459	5,397,682	5,278,637
Retirement benefits expense	615,370	601,390	561,996
Welfare and benefit expense	695,839	725,998	639,390
Insurance expense	127,507	122,453	103,308
Depreciation	12,301,131	11,771,324	11,369,496
Amortization of intangible assets	156,160	166,161	170,466
Bad debt expense	23,634	17,968	20,648
Commission	771,947	717,559	744,322
Advertising expense	44,291	38,782	37,720
Training expense	22,140	18,206	18,108
Vehicle maintenance expense	21,024	17,001	16,596
Publishing expense	6,746	6,878	7,201
Business promotion expense	6,538	7,299	7,334
Rent expense	234,119	237,884	227,410
Telecommunication expense	17,622	19,528	18,647
Transportation expense	114,857	54,235	11,369
Taxes and dues	676,497	622,826	555,031
Expendable supplies expense	56,776	50,466	44,995
Water, light and heating expense	77,952	55,376	42,958
Repairs and maintenance expense	2,739,424	2,617,995	2,544,901
Ordinary development expense	727,810	689,397	700,642
Travel expense	95,061	78,202	71,689
Clothing expense	21,822	18,534	22,950
Survey and analysis expense	5,448	4,881	4,572
Membership fee	18,381	9,823	14,404
Power purchase	41,984,858	21,619,039	15,725,220
Others	2,046,022	2,172,722	1,978,202
Total expenses, by nature	103,913,016	66,520,086	54,482,622
Selling and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Raw materials used	0	0	0
Salaries	1,142,360	1,121,188	1,095,183
Retirement benefits expense	109,758	113,127	103,967
Welfare and benefit expense	155,781	155,558	155,071
Insurance expense	20,835	17,909	10,178
Depreciation	244,676	219,427	218,103
Amortization of intangible assets	85,661	91,428	87,086
Bad debt expense	23,634	17,968	20,648
Commission	420,390	410,287	368,275
Advertising expense	33,739	29,230	29,559
Training expense	7,327	4,923	5,196
Vehicle maintenance expense	10,749	8,849	9,435
Publishing expense	3,732	3,568	3,677
Business promotion expense	3,198	3,522	3,614
Rent expense	47,680	43,650	36,337
Telecommunication expense	7,945	8,569	8,686
Transportation expense	1,012	870	1,007
Taxes and dues	122,177	93,446	62,828
Expendable supplies expense	9,617	9,052	8,029
Water, light and heating expense	17,950	12,351	11,749
Repairs and maintenance expense	152,449	123,134	79,185
Ordinary development expense	213,932	213,936	197,436
Travel expense	16,062	11,099	10,793
Clothing expense	13,044	10,540	14,834
Survey and analysis expense	1,126	889	826
Membership fee	1,469	1,331	1,274
Power purchase	0	0	0
Others	143,119	149,945	135,467
Total expenses, by nature	3,009,422	2,875,796	2,678,443
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Raw materials used	34,832,581	18,660,477	13,544,410
Salaries	4,329,099	4,276,494	4,183,454
Retirement benefits expense	505,612	488,263	458,029
Welfare and benefit expense	540,058	570,440	484,319
Insurance expense	106,672	104,544	93,130
Depreciation	12,056,455	11,551,897	11,151,393
Amortization of intangible assets	70,499	74,733	83,380
Bad debt expense	0	0	0
Commission	351,557	307,272	376,047
Advertising expense	10,552	9,552	8,161
Training expense	14,813	13,283	12,912
Vehicle maintenance expense	10,275	8,152	7,161
Publishing expense	3,014	3,310	3,524
Business promotion expense	3,340	3,777	3,720
Rent expense	186,439	194,234	191,073
Telecommunication expense	9,677	10,959	9,961
Transportation expense	113,845	53,365	10,362
Taxes and dues	554,320	529,380	492,203
Expendable supplies expense	47,159	41,414	36,966
Water, light and heating expense	60,002	43,025	31,209
Repairs and maintenance expense	2,586,975	2,494,861	2,465,716
Ordinary development expense	513,878	475,461	503,206
Travel expense	78,999	67,103	60,896
Clothing expense	8,778	7,994	8,116
Survey and analysis expense	4,322	3,992	3,746
Membership fee	16,912	8,492	13,130
Power purchase	41,984,858	21,619,039	15,725,220
Others	1,902,903	2,022,777	1,842,735
Total expenses, by nature	₩ 100,903,594	₩ 63,644,290	₩ 51,804,179